Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Obligations Under Non-cancellable Operating Leases	The Company’s lease obligations under non-cancellable operating leases are as follows:

Period ended June 30, 2018	Amount
Within 1 year	4,149
2 – 3 years	7,115
4 – 5 years	835

Total	12,099